Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.10%	4.40%
Expected long-term rate of return on Plans' assets	7.00%	7.30%
Rate of compensation increase	2.20%	2.40%
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.78%	3.78%
Health care cost trend rate assumed for next year	8.00%	8.50%
Ultimate health care cost trend rate	5.00%	5.00%